INCOME TAXES (Schedule of Income (Loss) before Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment Reporting Information [Line Items]
Loss before income taxes	¥ (224,750)	$ (34,445)	¥ (661,928)	¥ (491,339)
Cayman Islands
Segment Reporting Information [Line Items]
Loss before income taxes	(121,723)	(18,655)	(432,971)	(166,710)
USA
Segment Reporting Information [Line Items]
Loss before income taxes	(554)	(85)	(4,350)	(4,058)
Hong Kong
Segment Reporting Information [Line Items]
Loss before income taxes	(4,887)	(749)	(8,166)	(7,740)
Japan
Segment Reporting Information [Line Items]
Loss before income taxes	(542)	(83)	(2,523)	(1,592)
Malta
Segment Reporting Information [Line Items]
Loss before income taxes	(9,712)	(1,488)	(257)	(7,949)
Curacao
Segment Reporting Information [Line Items]
Loss before income taxes	1,105	169	(22,698)	(12,752)
Cyprus
Segment Reporting Information [Line Items]
Loss before income taxes	(43)	(7)	(31)	(8)
PRC
Segment Reporting Information [Line Items]
Loss before income taxes	¥ (88,394)	$ (13,547)	¥ (190,932)	¥ (290,530)